ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses [Line Items]
Accrued compensation and benefits	$ 318	$ 1,040	$ 958
Accrued research and development	190	82	100
Accrued other	254	128	234
Total accrued expenses	$ 762	$ 1,250	$ 1,292